CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Total	Private Placement [Member]	Common Stock [Member]	Common Stock [Member] Private Placement [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Private Placement [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2021	$ (2,120)		$ 173		$ 24,827		$ (27,120)
Balance (in Shares) at Dec. 31, 2021			1,725,000
Net loss (income)	(35,388)						(35,388)
Balance at Dec. 31, 2022	(37,508)		$ 173		24,827		(62,508)
Balance (in Shares) at Dec. 31, 2022			1,725,000
Sale of 430,000 Private Placement Units		$ 4,300,000		$ 43		$ 4,299,957
Sale of 430,000 Private Placement Units (in Shares)				430,000
Fair value of warrants and rights included in the Units sold in the Initial Public Offering and in the exercise of the over-allotment	1,236,527				1,236,527
Accretion of common stock to redemption value	(7,439,560)				(5,561,311)		(1,878,249)
Net loss (income)	110,305						110,305
Balance at Mar. 31, 2023	(1,830,236)		$ 216				(1,830,452)
Balance (in Shares) at Mar. 31, 2023			2,155,000
Balance at Dec. 31, 2022	(37,508)		$ 173		24,827		(62,508)
Balance (in Shares) at Dec. 31, 2022			1,725,000
Sale of 430,000 Private Placement Units		$ 4,300,000		$ 43		$ 4,299,957
Sale of 430,000 Private Placement Units (in Shares)				430,000
Fair value of warrants and rights included in the Units sold in the Initial Public Offering and in the exercise of the over-allotment	1,236,527				1,236,527
Accretion of common stock to redemption value	(9,449,634)				(5,561,311)		(3,888,323)
Excise tax payable attributable to redemption of common stock	(359,957)						(359,957)
Net loss (income)	403,780						403,780
Balance at Dec. 31, 2023	(3,906,792)		$ 216		0		(3,907,008)
Balance (in Shares) at Dec. 31, 2023			2,155,000
Accretion of common stock to redemption value	(340,351)						(340,351)
Net loss (income)	(60,430)						(60,430)
Balance at Mar. 31, 2024	$ (4,307,573)		$ 216		$ 0		$ (4,307,789)
Balance (in Shares) at Mar. 31, 2024			2,155,000